FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
	As at
	December 31,	December 31,
	2022	2021
Financial assets
Amortized cost:
Cash	$4,555,332	$2,344,246
Royalty, derivative royalty, and stream receivables	1,190,092	1,175,602
Other receivables	315,805	125,571
Fair value through profit or loss:
Derivative royalty asset	2,182,406	4,034,007
Marketable securities	29,545	34,027
Total financial assets	$8,273,180	$7,713,453

Financial liabilities
Amortized cost:
Trade and other payables	$1,286,117	$1,089,219
Loans payable	10,585,039	10,514,644
Total financial liabilities	$11,871,156	$11,603,863